Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Revenue Disaggregated By Major Service Line and Timing of Revenue Recognition
All of the Company’s revenue is derived from contracts with customers. In the following tables, revenue is disaggregated by major service line and timing of revenue recognition.

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
AssetCare Initialization 1,5	$54,743	$259,013	$498,213	$1,077,577
AssetCare Solutions 2,5	2,688,087	7,060,883	11,372,289	19,575,341
Engineering Services 3,5	163,270	114,423	305,903	773,430
Contract modification revenue reversal 4,5	—	—	(2,571,676)	—

	$2,906,100	$7,434,319	$9,604,729	$21,426,348

1	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
2	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
3	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.
4
During the nine months ended September 30, 2022, the Company cancelled a multi-year customer contract for which services had been performed in prior periods, resulting in a contract modification. As a result, revenue from AssetCare Initialization of $2,037,014 and AssetCare Solutions of $534,662 which were recorded in prior periods was reversed during the nine months ended September 30, 2022.

5
Revenues from Agnity: For the three months ended September 30, 2022, revenue from Agnity consisted of $4,789 for AssetCare Initialization, $403,477
for AssetCare Solutions, and $nil
for Engineering Services. For the nine months ended September 30, 2022, revenue from Agnity consisted of $13,360 for AssetCare Initialization, $4,408,905
for AssetCare Solutions, and $2,571,676
for Contract modification revenue reversal.

	Three months ended September 30,		Nine months ended September 30,
Revenue recognized	2022	2021	2022	2021
Over time 1,2	$2,906,100	$7,175,306	$10,551,763	$18,877,157
At a point in time upon completion 1,2	—	259,013	(947,034)	2,549,191

	$2,906,100	$7,434,319	$9,604,729	$21,426,348

1
See table above and related footnote 4. The nine months ended September 30, 2022 reflects the reversal of $534,662 of revenue recognized over time and $2,037,014 of revenue recognized at point in time upon completion.

2
Revenues from Agnity: For the three months ended September 30, 2022, revenue from Agnity consisted of $403,477 for Over time and $4,789
for At a point in time upon completion. For the nine months ended September 30, 2022, revenue from Agnity consisted of $2,879,772 for Over time and $1,029,183
in net revenue reversal for At a point in time upon completion.

The Company’s operations and main revenue streams are those described in Note 32(C). All of the Company’s revenue is derived from contracts with customers.
In the following tables, revenue is disaggregated by major service line and timing of revenue recognition.

	Year ended December 31,

	2021	2020	2019

AssetCare Initialization 1	$1,250,181	$7,689,232	$5,964,663

AssetCare Solutions 2	23,461,748	12,809,054	2,939,582

Engineering Services 3	885,043	6,430,153	9,436,004

	$25,596,972	$26,928,439	$18,340,249

1	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
2	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
3	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.

	Year ended December 31,

Timing of revenue recognition	2021	2020	2019

Over time	$24,422,749	$18,551,736	$12,375,586

At a point in time upon completion	1,174,223	8,376,703	5,964,663

	$25,596,972	$26,928,439	$18,340,249

Summary of Significant Changes in Unbilled Revenue and Deferred Revenue Balances
Significant changes in unbilled revenue and deferred revenue balances are as follows:

	Unbilled revenue	Deferred revenue
Balance at December 31, 2021	$756,042	2,811,408
Additions	4,246,675	6,487,315
Less: transferred to trade and other receivables	(3,994,071)	—
Less: recognized in revenue	—	(4,900,537)
Deconsolidation of subsidiary	—	(2,474,114)
Effect of movements in exchange rates	(90,657)	65,758

Balance at September 30, 2022	$917,989	$1,989,830

Significant changes in unbilled revenue and deferred revenue balances are as follows:

	Unbilled revenue	Deferred revenue

Balance at January 1, 2019	$—	$133,678

Acquired in business combination (Note 17(c))	2,347,207	133,556

Acquired in business combination (Note 17(b))	—	457,259

Additions	9,595,535	5,309,436

Less: transferred to trade and other receivables	(11,278,312)	—

Less: recognized in revenue	—	(4,878,419)

Less: Loss allowance	(5,499)	—

Effect of movement in exchange rates	—	(17,229)

Balance at December 31, 2019	$658,931	$1,138,281

Acquired in business combination	117,686	–

Additions	11,478,436	6,316,586

Less: transferred to trade and other receivables	(11,557,665)	–

Less: write-offs	(146,489)	–

Less: recognized in revenue	–	(5,612,896)

Less: applied to outstanding trade receivables	–	(30,586)

Effect of movement in exchange rates	3,841	(40,265)

Balance at December 31, 2020	$554,740	$1,771,120

Additions	7,470,881	10,616,893

Less: transferred to trade and other receivables	(7,269,579)	–

Less: recognized in revenue	–	(9,585,211)

Effect of movement in exchange rates	–	8,606

Balance at December 31, 2021 1	$756,042	$2,811,408

1
Unbilled revenue is included in trade and other receivables (Note 6) and relates to the Company’s right to consideration for work completed but not billed at the reporting date. Unbilled revenue is transferred to trade and other receivables when services are billed to customers.

Summary of Company's Revenue and Non-current Assets
The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Canada 1	$1,793,547	$3,908,593	$3,064,814	$11,760,782
Americas	435,958	1,813,304	3,603,887	4,484,977
Asia Pacific	410,432	1,562,398	2,116,289	4,860,571
Other	266,163	150,024	819,739	320,018

Total revenue	$2,906,100	$7,434,319	$9,604,729	$21,426,348

1	Includes impact of previously recognized revenue for contract modification as explained in tables above.

The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Year ended December 31,

	2021	2020	2019

Canada	$10,733,922	$13,832,691	$10,889,542

United States	6,564,271	5,691,202	7,450,707

Japan	5,849,967	6,446,939	–

Australia	993,933	152,301	–

Other	1,454,879	805,306	–

Total revenue	$25,596,972	$26,928,439	$18,340,249